Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0000714310
Registrant Name	VALLEY NATIONAL BANCORP
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES